7. INTANGIBLE ASSETS (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Details 1
2013		$ 64,286
2014		64,286
2015		64,286
2016		64,286
2017		64,286
Thereafter		439,284
Finite-Lived Intangible Assets, Net	$ 712,500	$ 760,714	$ 825,000